Cover	Aug. 26, 2021
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 26, 2021
Entity File Number	001-39508
Entity Registrant Name	VOLTA INC.
Entity Central Index Key	0001819584
Entity Tax Identification Number	99-1550630
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	155 De Haro Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94103
City Area Code	(415)
Local Phone Number	583-3805
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Tortoise Acquisition Corp. II
Class A Common Stock, par value of $0.0001 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Class A Common Stock, par value of $0.0001 per share
Trading Symbol	VLTA
Security Exchange Name	NYSE
Warrants, each exercisable for one share of Class A Common Stock for $11.50 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one share of Class A Common Stock for $11.50 per share
Trading Symbol	VLTA WS
Security Exchange Name	NYSE
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	6363 College Boulevard
Entity Address, City or Town	Overland Park
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	66211